Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 29, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
The safety and security of our customers’ and employees’ personal information is of utmost importance to us. This includes working to put in place appropriate administrative, physical and technical cybersecurity safeguards to help protect the confidentiality, integrity, and availability of the data assets that keep our operation running and securely store the information in our care. We have developed and implemented a cybersecurity risk management program intended to protect the Company and its customers from data loss, unauthorized access, use or disclosure of data as well as to prevent service interruptions.
Our cybersecurity team assesses, identifies and manages risks related to cybersecurity threats and is responsible for:

•	proactive detection and assessment of threats and vulnerabilities through vulnerability testing, penetration testing and attack simulation;

•	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;

•	cybersecurity incident investigations, with the assistance of third-party experts as required;

•	monitoring threats to sensitive data and unauthorized access to Company systems, with assistance of third-party data loss prevention software and a third-party security operations center;

•
developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with our executive officers, audit and corporate governance committee and Board of Directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements;

•	developing and implementing periodic training on cybersecurity, information security and threat awareness; and

•	collaborating with law enforcement and other companies on cybersecurity incidents and best practices.
There were no cybersecurity incidents during the fiscal year 2025 that resulted in an interruption to our operations, known losses of any critical data or otherwise had a material impact on the Company’s strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted. See “Item 3D–Risk Factors” for more information on how material cybersecurity attacks may impact our business.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Our cybersecurity risk management program is integrated into our overall risk management processes and shares common reporting channels and governance processes that apply across the enterprise to other legal, compliance, strategic, operational, and financial risk governance programs.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	The audit and corporate governance committee also considers the impact of emerging cybersecurity developments and regulations that may affect the Company.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our cybersecurity risk management program is overseen by our Chief Financial Officer (“CFO”) and Chief Privacy Officer (“CPO”). The CFO assists the Board of Directors and our executive officers in fulfilling their responsibilities for cybersecurity governance, approval and oversight through the periodic reporting and review of security strategy and risk management practices. Our current CFO has over 15 years of experience in information security, and her background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles. Our current CPO has over 20 years of experience in information security, and his background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles. Our cybersecurity risk management program is integrated into our overall risk management processes and shares common reporting channels and governance processes that apply across the enterprise to other legal, compliance, strategic, operational, and financial risk governance programs.
Our Board of Directors recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing the Company’s cybersecurity risk profile and exposures. Our Board of Directors has delegated the oversight of our process for assessing, identifying and managing material risks related to cybersecurity threats to the audit and corporate governance committee.
The responsibilities of the audit and corporate governance committee include reviewing the cybersecurity threat landscape facing the Company, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents. The audit and corporate governance committee also considers the impact of emerging cybersecurity developments and regulations that may affect the Company.

The audit and corporate governance committee meet periodically with relevant members of management who provide reports on cybersecurity matters including, among others: recent external cybersecurity threats and attack trends; updates to threat monitoring processes; cybersecurity awareness training and stress testing; cybersecurity plan; and cybersecurity programs. The audit and corporate governance committee has also directed management to inform the committee promptly and, when appropriate, the
Board of Directors, of any investigation of a material cybersecurity incident. Where an update has not been provided directly to the Board of Directors, the audit and corporate governance committee provides the full Board of Directors with updates on cybersecurity risks and incidents and other matters as needed, and reports to the Board of Directors on an ad hoc basis with respect to material incidents and other developments that the audit and corporate governance committee believes should have the Board of Directors’ consideration. The audit and corporate governance committee and the Board of Directors may engage third party advisors and experts and meet with the Company’s external advisors on cybersecurity matters, as appropriate.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our cybersecurity risk management program is overseen by our Chief Financial Officer (“CFO”) and Chief Privacy Officer (“CPO”). The CFO assists the Board of Directors and our executive officers in fulfilling their responsibilities for cybersecurity governance, approval and oversight through the periodic reporting and review of security strategy and risk management practices. Our current CFO has over 15 years of experience in information security, and her background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles. Our current CPO has over 20 years of experience in information security, and his background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles. Our cybersecurity risk management program is integrated into our overall risk management processes and shares common reporting channels and governance processes that apply across the enterprise to other legal, compliance, strategic, operational, and financial risk governance programs.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The responsibilities of the audit and corporate governance committee include reviewing the cybersecurity threat landscape facing the Company, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our current CFO has over 15 years of experience in information security, and her background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles. Our current CPO has over 20 years of experience in information security, and his background includes technical experience, strategy and architecture focused roles, cyber and threat experience, and various leadership roles.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CFO assists the Board of Directors and our executive officers in fulfilling their responsibilities for cybersecurity governance, approval and oversight through the periodic reporting and review of security strategy and risk management practices.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true